Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock [Member]	Preferred Stock [Member]	Total
Balance, at Dec. 31, 2008		$ 144,307		$ 86,913	$ 25,899		$ (59,061)	$ 1,083			$ 199,141
Balance, (in Shares) at Dec. 31, 2008		5,772,274		29,333,484
Comprehensive earnings:
Net earnings (loss)							(7,855)				(7,855)
Foreign currency translation adjustments								18,339			18,339
Less: amount attributable to NCI								(701)			(701)
Comprehensive earnings											9,783
NCI share of earnings							(4,397)				(4,397)
NCI redemption increment							(32,602)				(32,602)
Subsidiaries’ equity transactions					(773)						(773)
Subordinate Voting Shares:
Stock option expense					1,833						1,833
Stock options exercised				3,645	(1,119)						2,526
Stock options exercised (in Shares)				246,755
Tax benefit on options exercised					188						188
Issued for purchase of NCI				436							436
Issued for purchase of NCI (in Shares)				44,671
Preferred Shares:
Dividends (note 14)							(10,101)				(10,101)
Balance, at Dec. 31, 2009		144,307		90,994	26,028		(114,016)	18,721			166,034
Balance, (in Shares) at Dec. 31, 2009		5,772,274		29,624,910
Comprehensive earnings:
Net earnings (loss)							47,900				47,900
Foreign currency translation adjustments								14,360			14,360
Less: amount attributable to NCI								(842)			(842)
Comprehensive earnings											61,418
NCI share of earnings							(15,420)				(15,420)
NCI redemption increment							(18,916)				(18,916)
Subsidiaries’ equity transactions					(31)						(31)
Subordinate Voting Shares:
Stock option expense					2,575						2,575
Stock options exercised				6,404	(1,853)						4,551
Stock options exercised (in Shares)				311,950
Tax benefit on options exercised					63						63
Issued for purchase of NCI				9,075							9,075
Issued for purchase of NCI (in Shares)				381,414
Preferred Shares:
Dividends (note 14)							(10,101)				(10,101)
Balance, at Dec. 31, 2010		144,307		106,473	26,782		(110,553)	32,239			199,248
Balance, (in Shares) at Dec. 31, 2010		5,772,274		30,318,274
Comprehensive earnings:
Net earnings (loss)							101,743				101,743
Foreign currency translation adjustments								(4,185)			(4,185)
Less: amount attributable to NCI								171			171
Comprehensive earnings											97,729
NCI share of earnings							(14,692)				(14,692)
NCI redemption increment							(12,941)				(12,941)
Subsidiaries’ equity transactions					310						310
Subordinate Voting Shares:
Stock option expense					2,335						2,335
Stock options exercised				7,112	(1,922)						5,190
Stock options exercised (in Shares)				262,750
Tax benefit on options exercised					465						465
Purchased for cancellation	(3,746)		(2,764)			(17,544)			(20,308)	(3,746)
Purchased for cancellation (in Shares)	(149,640)		(639,770)
Preferred Shares:
Dividends (note 14)							(9,971)				(9,971)
Balance, at Dec. 31, 2011		$ 140,561		$ 110,821	$ 27,970		$ (63,958)	$ 28,225			$ 243,619
Balance, (in Shares) at Dec. 31, 2011		5,622,634		29,941,254